Capital Lease Obligations	12 Months Ended
Dec. 31, 2013
Capital Lease Obligations [Abstract]
Capital Lease Obligations
Note 20 — Capital Lease Obligations

The Company maintains equipment held under capital lease obligations due in monthly installments ranging from $1,419 to $2,049 including interest at rates ranging from 25.15% to 26.71%. The related equipment is collateral to the leases. Final payments are due through September 2015.

	December 31, 2013	December 31, 2012

Total Principal Payments	$41,552	$97,285
Less: Amount Due Within One Year	(24,670)	(57,244)

Amount Due After One Year	$16,882	$40,041

Annual requirements for retirement of the capital lease obligations are as follows:

December 31,	Amount

2014	$31,687
2015	18,445

Total Minimum Lease Payments	$50,132
Less: Amount Representing Interest	(8,580)

Present Value of Minimum Lease Payments	$41,552

The following is a summary of assets held under capital leases:

December 31,	2013	2012

Computers and Software	$30,692	$96,925
Furniture and Equipment	35,083	92,446

	$65,775	189,371
Less: Accumulated Depreciation	(52,275)	(81,190)

Net	$13,500	$108,181

Depreciation expense related to the assets under capital lease amounted to $17,247 and $34,433 for years ended December 31, 2013 and 2012, respectively.